Cash and cash equivalents and short-term time deposits - Narrative (Details)	Dec. 31, 2025 bank position	Dec. 31, 2024 position bank
CHF
Disclosure Of Detailed Information About Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Number of short-term time deposit positions | position	2	5
Number of banks where deposits are held | bank	2	3
USD
Disclosure Of Detailed Information About Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Number of short-term time deposit positions | position		5
Number of banks where deposits are held | bank		3